Restructuring Charges (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Restructuring Cost and Reserve [Line Items]
Total provision recognized	$ 4,065	$ 7,753	$ 8,159
Foreign exchange		0
Closing provision		5,217
Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Total provision recognized		0		$ 8,159
Utilized		(1,150)		(6,305)
Foreign exchange				(63)
Closing provision		641		1,791
Workforce Reduction | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Total provision recognized				6,190
Utilized		(393)		(5,734)
Foreign exchange				(63)
Closing provision				393
Onerous Lease | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Total provision recognized				1,969
Utilized		(757)		(571)
Closing provision		$ 641		$ 1,398